Shareholders' Equity - Preferred Stock (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0
Preferred Shares [Member]
Preferred shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0